Capital and Reserves (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of information about warrant activity
	Number of warrants	Weighted average exercise price ($)
Balance July 31, 2019	-	$-
Granted	13,636,365	0.05
Balance July 31, 2020	13,636,365	$0.05
Exercised	(4,727,273)	0.05
Balance July 31, 2021	8,909,092	$0.05

Disclosure of information about outstanding warrants
Expiry Date	Price per share	Warrants Outstanding
March 26, 2025	$0.05	8,909,092

Disclosure of information about basic and diluted earnings (loss)
	July 31, 2021	July 31, 2020
Weighted average common shares outstanding	26,873,243	15,959,818
Plus net incremental shares from assumed conversions:
Warrants	12,306,651	3,205,229
Diluted weighted average common shares outstanding	39,179,894	19,165,047